SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 56.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	37,027	$391
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	19,388	194
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	6,801	79
SEI Institutional Managed Trust Real Return Fund, Cl Y	6,508	65

Total Fixed Income Funds (Cost $715) ($ Thousands)		729

Multi-Asset Funds — 30.0%

SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	26,004	260
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,711	64
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	8,632	64

Total Multi-Asset Funds (Cost $398) ($ Thousands)		388

Equity Funds — 8.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7,079	64

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	3,675	$51

Total Equity Funds (Cost $128) ($ Thousands)		115

Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 0.290%**	64,567	65

Total Money Market Fund (Cost $65) ($ Thousands)		65

Total Investments in Securities — 100.1% (Cost $1,306) ($ Thousands)		$1,297

Percentages are based on Net Assets of $1,296 ($ Thousands).
**	The rate reported is the 7-day effective yield as of March 31, 2020.

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, CI Y	$ 484	$ 814	$ (918)	$ 2	$ 9	$ 391	37,027	$ 2	$ —
SEI Institutional Managed Trust Conservative Income Fund, CI Y	242	410	(458)	—	—	194	19,388	1	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	97	165	(178)	(6)	1	79	6,801	1	—
SEI Institutional Managed Trust Real Return Fund, CI Y	81	136	(148)	(4)	—	65	6,508	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, CI Y	323	548	(593)	(15)	(3)	260	26,004	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, CI Y	81	144	(133)	(17)	(11)	64	6,711	1	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, CI Y	81	140	(140)	(10)	(7)	64	8,632	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, CI Y	81	157	(136)	(26)	(12)	64	7,079	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, CI Y	65	129	(109)	(21)	(13)	51	3,675	—	—
SEI Daily Income Trust Government Fund, CI F	81	137	(153)	—	—	65	64,567	—	—

Totals	$ 1,616	$ 2,780	$ (2,966)	$ (97)	$ (36)	$ 1,297		$ 5	$ —

SEI Insurance Products Trust / Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Defensive Strategy Fund (Continued)

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 51.2%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	166,725	$1,762
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	51,348	470
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	40,625	348
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	116,805	1,168
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	121,729	1,411
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	61,165	353
SEI Institutional Managed Trust Real Return Fund, Cl Y	46,488	465

Total Fixed Income Funds (Cost $5,965) ($ Thousands)		5,977

Multi-Asset Funds — 31.1%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	39,919	349
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	197,969	1,980
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	74,266	706
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	78,409	586

Total Multi-Asset Funds (Cost $3,774) ($ Thousands)		3,621

Equity Funds — 17.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	139,721	1,271
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	57,995	804

Total Equity Funds (Cost $2,366) ($ Thousands)		2,075

Total Investments in Securities — 100.1% (Cost $12,105) ($ Thousands)		$11,673

Percentages are based on Net Assets of $11,663 ($ Thousands).

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Conservative Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2020, ($ Thousands):

Security Description	Value at 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 1,827	$ 199	$ (304)	$ (1)	$ 41	$ 1,762	166,725	$ 8	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	488	60	(68)	—	(10)	470	51,348	3	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	365	61	(13)	(1)	(64)	348	40,625	—	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,218	144	(194)	—	—	1,168	116,805	4	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,462	133	(195)	1	10	1,411	121,729	10	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	367	74	(24)	(1)	(63)	353	61,165	5	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	486	45	(63)	—	(3)	465	46,488	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	364	42	(19)	(1)	(37)	349	39,919	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	2,067	194	(242)	(5)	(34)	1,980	197,969	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	730	136	(46)	(3)	(111)	706	74,266	7	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	607	73	(29)	(2)	(63)	586	78,409	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,337	370	(156)	(23)	(257)	1,271	139,721	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	853	286	(118)	(19)	(198)	804	57,995	—	—

Totals	$ 12,171	$ 1,817	$ (1,471)	$ (55)	$ (789)	$ 11,673		$ 37	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 36.0%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	59,487	$629
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	25,964	238
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	27,798	238
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	110,212	1,277
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	42,277	244
SEI Institutional Managed Trust Real Return Fund, Cl Y	23,367	234

Total Fixed Income Funds (Cost $2,838) ($ Thousands)		2,860

Multi-Asset Funds — 34.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	134,790	1,178
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	77,896	779
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	42,795	407
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	53,104	397

Total Multi-Asset Funds (Cost $2,902) ($ Thousands)		2,761

Equity Funds — 29.4%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	133,357	1,213
SEI Institutional Managed Trust Large Cap Fund, Cl Y	29,748	323
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	57,980	804

Total Equity Funds (Cost $2,678) ($ Thousands)		2,340

Total Investments in Securities — 100.1% (Cost $8,418) ($ Thousands)		$7,961

Percentages are based on Net Assets of $7,953 ($ Thousands).

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Moderate Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 3/31/2020	Shares	Dividend Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$ 888	$ 49	$ (325)	$ —	$ 17	$ 629	59,487	$ 4	$ —
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	333	20	(110)	—	(5)	238	25,964	2	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	340	23	(81)	8	(52)	238	27,798	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,777	81	(603)	19	3	1,277	110,212	11	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	340	37	(89)	(1)	(43)	244	42,277	5	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	334	16	(115)	3	(4)	234	23,367	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,694	55	(445)	(5)	(121)	1,178	134,790	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,114	49	(370)	3	(17)	779	77,896	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	563	44	(135)	7	(72)	407	42,795	4	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	561	23	(139)	(9)	(39)	397	53,104	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,693	165	(366)	(14)	(265)	1,213	133,357	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	454	75	(110)	(9)	(87)	323	29,748	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,132	140	(241)	—	(227)	804	57,980	—	—

Totals	$ 11,223	$ 777	$ (3,129)	$ 2	$ (912)	$ 7,961		$ 26	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Balanced Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Fixed Income Funds — 35.5%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	47,635	$408
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	179,489	2,080
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	72,158	417

Total Fixed Income Funds (Cost $2,902) ($ Thousands)		2,905

Multi-Asset Funds — 33.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	187,309	1,637
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	43,799	417
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	88,565	662

Total Multi-Asset Funds (Cost $2,971) ($ Thousands)		2,716

Equity Funds — 31.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	25,998	239
SEI Institutional International Trust International Equity Fund, Cl Y	94,329	808
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	35,416	402
SEI Institutional Managed Trust Large Cap Fund, Cl Y	81,627	887
SEI Institutional Managed Trust Small Cap Fund, Cl Y	28,826	239

Total Equity Funds (Cost $2,698) ($ Thousands)		2,575

Total Investments in Securities — 100.1% (Cost $8,571) ($ Thousands)		$8,196

Percentages are based on Net Assets of 8,190 ($ Thousands).

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Balanced Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 03/31/2020	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$ 481	$ 75	$ (70)	$ (7)	$ (71)	$ 408	47,635	$ —	$ —
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,374	318	(633)	4	17	2,080	179,489	16	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	482	65	(52)	(4)	(74)	417	72,158	7	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,903	167	(250)	(32)	(151)	1,637	187,309	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	481	44	(39)	(2)	(67)	417	43,799	4	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	765	82	(107)	(10)	(68)	662	88,565	—	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	288	73	(43)	(8)	(71)	239	25,998	—	—
SEI Institutional International Trust International Equity Fund, Cl Y	959	226	(117)	(34)	(226)	808	94,329	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	479	130	(110)	(16)	(81)	402	35,416	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,055	351	(249)	(63)	(207)	887	81,627	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	288	115	(64)	(23)	(77)	239	28,826	—	—

Totals	$ 9,555	$ 1,646	$ (1,734)	$ (195)	$ (1,076)	$ 8,196		$ 27	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 43.4%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	53,176	$489
SEI Institutional International Trust International Equity Fund, Cl Y	217,035	1,860
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	65,206	741
SEI Institutional Managed Trust Large Cap Fund, Cl Y	182,166	1,980
SEI Institutional Managed Trust Small Cap Fund, Cl Y	44,231	366

Total Equity Funds (Cost $5,775) ($ Thousands)		5,436

Multi-Asset Funds — 32.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	287,316	2,511
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	53,651	510
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	135,847	1,015

Total Multi-Asset Funds (Cost $4,444) ($ Thousands)		4,036

Fixed Income Funds — 24.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	73,070	625
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	153,907	1,784
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	110,489	639

Total Fixed Income Funds (Cost $3,126) ($ Thousands)		3,048

Total Investments in Securities — 100.1% (Cost $13,345) ($ Thousands)		$12,520

Percentages are based on Net Assets of $12,510 ($ Thousands).

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Market Growth Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2020 ($ Thousands):

Security Description	Value at 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 03/31/2020	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 628	$ 88	$ (62)	$ (8)	$ (157)	$ 489	53,176	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	2,349	367	(243)	(49)	(564)	1,860	217,035	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	939	184	(199)	(10)	(173)	741	65,206	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	2,507	580	(487)	(123)	(497)	1,980	182,166	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	468	136	(82)	(33)	(123)	366	44,231	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,059	265	(528)	(52)	(233)	2,511	287,316	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	610	49	(63)	(3)	(83)	510	53,651	5	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,212	99	(175)	(22)	(99)	1,015	135,847	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	772	105	(130)	(11)	(111)	625	73,070	—	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	2,096	279	(610)	7	12	1,784	153,907	14	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	767	92	(99)	(10)	(111)	639	110,489	11	—

Totals	$ 15,407	$ 2,244	$ (2,678)	$ (314)	$ (2,139)	$ 12,520		$ 30	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2020

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Market Plus Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.1%

Equity Funds — 62.6%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	24,180	$222
SEI Institutional International Trust International Equity Fund, Cl Y	78,940	677
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	22,589	257
SEI Institutional Managed Trust Large Cap Fund, Cl Y	62,122	675
SEI Institutional Managed Trust Small Cap Fund, Cl Y	22,988	190

Total Equity Funds (Cost $2,090) ($ Thousands)		2,021

Multi-Asset Funds — 20.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	74,628	652

Total Multi-Asset Funds (Cost $685) ($ Thousands)		652

Fixed Income Funds — 17.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	22,775	195
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,206	165
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	34,268	198

Total Fixed Income Funds (Cost $579) ($ Thousands)		558

Total Investments in Securities — 100.1% (Cost $3,354) ($ Thousands)		$3,231

Percentages are based on Net Assets of $3,228 ($ Thousands).

Cl — Class

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Insurance Products Trust / Quarterly Report / March 31, 2020	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2020

VP Market Plus Strategy Fund (Continued)

The following is a summary of the transactions with affiliates for the period ended March 31, 2020, ($ Thousands):

Security Description	Value at 12/31/2019	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 03/31/2020	Shares	Dividend Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$ 326	$ 36	$ (67)	$ 7	$ (80)	$ 222	24,180	$ —	$ —
SEI Institutional International Trust International Equity Fund, Cl Y	973	108	(184)	5	(225)	677	78,940	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	370	52	(104)	6	(67)	257	22,589	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	973	172	(264)	(13)	(193)	675	62,122	—	—
SEI Institutional Managed Trust Small Cap Fund, Cl Y	277	61	(69)	(7)	(72)	190	22,988	—	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	914	138	(329)	(19)	(52)	652	74,628	—	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	278	46	(92)	—	(37)	195	22,775	—	—
SEI Institutional Managed Trust Core Fixed Income, Cl Y	224	38	(99)	1	1	165	14,206	1	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	276	44	(85)	(3)	(34)	198	34,268	4	—

Totals	$ 4,611	$ 695	$ (1,293)	$ (23)	$ (759)	$ 3,231		$ 5	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

2	SEI Insurance Products Trust / Quarterly Report / March 31, 2020